Promissory Note	12 Months Ended
Dec. 31, 2022
Disclosure Promissory Note [Abstract]
Promissory Note [Text Block]

9. Promissory Note

Details of the Promissory Note are as follows:

	Year ended December 31,
	2022	2021
Promissory Note - beginning of period	$17,695	$16,629
Funding	10,000	1,066
Accretion and interest	171
Repayment	(17,833)
Promissory Note - end of period	$10,033	$17,695
Less: current portion	(10,033)	(17,695)
Non-current portion	$-	$-

On August 7, 2019, the Company issued to Glencore a promissory note in the amount of $15.0 million. The term of the promissory note was extended from December 31, 2021 to February 28, 2022 and was repaid on February 14, 2022 (see Note 8). Interest accrued on the outstanding balance at three-month U.S. dollar LIBOR plus 6.0%. No borrowing costs were capitalized during 2022.

On December 15, 2022, the Company agreed to issue to Glencore a promissory note in the amount of $10.0 million. Interest accrues on the outstanding balance at SOFR plus 6.0% and the promissory note is due on the rights offering closing date expected on or around April 6, 2023 at which time the debt will be repaid (see Note 16).